Trade payables and accrued liabilities - Disclosure Of Trade Payables And Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 2,025,759	$ 1,271,484
Accruals	597,130	1,745,504
Total trade payables and accrued liabilities	$ 2,622,889	$ 3,016,988